Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Disclosure of operating segments
Segmentation - Consolidated income statements

	Surgical		Vision Care		Company
($ millions)	2019	2018	2019	2018	2019	2018
Net sales to third parties	4,174	3,999	3,188	3,150	7,362	7,149
Sales to former parent	—	2	—	2	—	4
Other revenues	—	—	146	—	146	—
Net sales and other revenues	4,174	4,001	3,334	3,152	7,508	7,153
Segment contribution(1)	923	813	563	594	1,486	1,407
Amortization of intangible assets					(1,084)	(1,019)
Impairment charges on intangible assets					—	(378)
General & administration (corporate)					(243)	(206)
Other (expense)/income, net					(346)	(52)
Operating (loss)					(187)	(248)
Interest expense					(113)	(24)
Other financial income & expense					(32)	(28)
(Loss) before taxes					(332)	(300)
Included in segment contribution are:

	Surgical		Vision Care		Not allocated		Total
($ millions)	2019	2018	2019	2018	2019	2018	2019	2018
Depreciation of property, plant & equipment	(112)	(114)	(155)	(125)	—	—	(267)	(239)
Depreciation of right-of-use assets	(42)	—	(24)	—	—	—	(66)	—
Impairment charges on property, plant & equipment, net	(3)	(1)	(5)	(1)	—	—	(8)	(2)
Equity-based compensation(2)	(55)	(45)	(44)	(36)	(15)	(12)	(114)	(93)

(1)
The segment contribution corresponds to Net sales and Other revenues less Cost of net sales, Cost of other revenues, Selling, general & administration and Research & development attributable to segments, excluding amortization and impairments on intangible assets.

(2)	Equity-based compensation not allocated to segments in 2018 reflects an estimate of the allocation for corporate functions in the historical period based on 2019 actual percentages.

	Surgical		Vision Care		Company
($ millions)	2018	2017	2018	2017	2018	2017
Net sales to third parties	3,999	3,733	3,150	3,052	7,149	6,785
Sales to former parent	2	3	2	1	4	4
Other revenues	—	—	—	3	—	3
Net sales and other revenues	4,001	3,736	3,152	3,056	7,153	6,792
Segment contribution(1)	813	691	594	625	1,407	1,316
Amortization of intangible assets					(1,019)	(1,033)
Impairment charges on intangible assets					(378)	(57)
General & administration (corporate)					(206)	(202)
Other (expense)/income, net					(52)	(101)
Operating (loss)					(248)	(77)
Interest expense					(24)	(27)
Other financial income and expense					(28)	(23)
(Loss) before taxes					(300)	(127)
Included in segment contribution are:

	Surgical		Vision Care		Not allocated		Company
($ millions)	2018	2017	2018	2017	2018	2017	2018	2017
Depreciation of property, plant & equipment	(114)	(106)	(125)	(109)	—	—	(239)	(215)
Impairment charges on property, plant & equipment, net	(1)	—	(1)	—	—	—	(2)	—
Equity-based compensation(2)	(45)	(34)	(36)	(27)	(12)	(10)	(93)	(71)

(1)
The segment contribution corresponds to Net sales and Other revenues less Cost of net sales, Cost of other revenues, Selling, general & administration and Research & development attributable to segments, excluding amortization and impairments on intangible assets.

(2)	Equity-based compensation not allocated to segments in 2018 and 2017 reflects an estimate of the allocation for corporate functions in the historical periods based on 2019 actual percentages.

Segmentation - Additional balance sheet disclosure

	Surgical		Vision Care		Not allocated(1)		Total
($ millions)	2019	2018	2019	2018	2019	2018	2019	2018
Goodwill	4,544	4,538	4,361	4,361	—	—	8,905	8,899
Intangible assets other than goodwill	5,770	6,053	1,481	1,646	2,980	2,980	10,231	10,679
(1) Alcon brand name.

Disclosure of geographical areas
The following table shows the United States, International and countries that accounted for more than 5% of at least one of the respective Alcon totals, for net sales for the years ended December 31, 2019, 2018 and 2017, and for selected non-current assets at December 31, 2019, and 2018:

	Net sales(1)						Total of selected non-current assets(2)
($ millions unless indicated otherwise)	2019		2018		2017		2019		2018

Country
United States	3,055	41%	2,942	41%	2,800	41%	10,559	47%	10,056	45%
International	4,307	59%	4,207	59%	3,985	59%	12,014	53%	12,401	55%
thereof:
Switzerland (country of domicile)	56	1%	57	1%	57	1%	10,486	46%	11,166	50%
Japan	656	9%	593	8%	561	8%	66	—%	12	—%
China	377	5%	341	5%	279	4%	18	—%	2	—%
Other	3,218	44%	3,216	45%	3,088	46%	1,444	6%	1,221	5%
Company total	7,362	100%	7,149	100%	6,785	100%	22,573	100%	22,457	100%

(1)	Net sales from operations by location of third-party customer.
(2)
Includes property, plant & equipment, right-of-use assets, goodwill and other intangible assets.

Disclosure of products and services
Net sales by segment

($ millions)	2019	2018	2017

Surgical
Implantables	1,210	1,136	1,045
Consumables	2,304	2,227	2,104
Equipment/other	660	636	584
Total Surgical	4,174	3,999	3,733
Vision Care
Contact lenses	1,969	1,928	1,836
Ocular health	1,219	1,222	1,216
Total Vision Care	3,188	3,150	3,052
Net sales to third parties	7,362	7,149	6,785